Income taxes	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Income taxes

Note 21 Income taxes
Components of tax expense

	For the year ended

(Millions of Canadian dollars)	October 31 2021	October 31 2020
Income taxes (recoveries) in Consolidated Statements of Income
Current tax
Tax expense for current year	$4,893	$3,673
Adjustments for prior years	(92)	(106)
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period	(16)	(25)
	4,785	3,542
Deferred tax
Origination and reversal of temporary difference	(216)	(655)
Effects of changes in tax rates	(4)	6
Adjustments for prior years	74	98
Recoveries arising from previously unrecognized tax loss, tax credit or temporary difference of a prior period, net	(58)	(39)
	(204)	(590)
	4,581	2,952
Income taxes (recoveries) in Consolidated Statements of Comprehensive Income and Changes in Equity
Other comprehensive income
Net unrealized gains (losses) on debt securities and loans at fair value through other comprehensive income	(35)	43
Provision for credit losses recognized in income	–	3
Reclassification of net losses (gains) on debt securities and loans at fair value through other comprehensive income to income	(28)	(56)
Unrealized foreign currency translation gains (losses)	1	5
Net foreign currency translation gains (losses) from hedging activities	591	(138)
Reclassification of losses (gains) on net investment hedging activities to income	–	7
Net gains (losses) on derivatives designated as cash flow hedges	485	(410)
Reclassification of losses (gains) on derivatives designated as cash flow hedges to income	97	27
Remeasurements of employee benefit plans	796	(20)
Net fair value change due to credit risk on financial liabilities designated at fair value through profit or loss	20	(93)
Net gains (losses) on equity securities designated at fair value through other comprehensive income	17	6
Share-based compensation awards	(17)	7
Distributions on other equity instruments and issuance costs	(42)	(12)
	1,885	(631)
Total income taxes	$6,466	$2,321

The effective tax rate of 22.2%

increased 170 bps, as the prior year reflected a higher proportion of income from lower tax rate jurisdictions and tax exempt income relative to the decline in earnings experienced last year.
The following is an analysis of the differences between the income tax expense reflected in the Consolidated Statements of Income and the amounts calculated at the Canadian statutory rate.
Reconciliation to statutory tax rate

	For the year ended

(Millions of Canadian dollars, except for percentage amounts)	October 31, 2021		October 31, 2020
Income taxes at Canadian statutory tax rate	$5,405	26.2%	$3,799	26.4%
Increase (decrease) in income taxes resulting from:
Lower average tax rate applicable to subsidiaries	(361)	(1.8)	(513)	(3.6)
Tax-exempt income from securities	(379)	(1.8)	(364)	(2.5)
Tax rate change	(4)	–	6	–
Other	(80)	(0.4)	24	0.2
Income taxes in Consolidated Statements of Income / effective tax rate	$4,581	22.2%	$2,952	20.5%
Deferred tax assets and liabilities result from tax loss and tax credit carryforwards and temporary differences between the tax basis of assets and liabilities and their carrying amounts on our Consolidated Balance Sheets.
Significant components of deferred tax assets and liabilities

	As at and for the year ended October 31, 2021

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$1,362	$–	$(372)	$(16)	$–	$974
Deferred compensation	1,269	17	396	(68)	–	1,614
Business realignment charges	9	–	2	–	–	11
Tax loss and tax credit carryforwards	204	–	40	(2)	–	242
Deferred (income) expense	(104)	6	205	3	–	110
Financial instruments measured at fair value through other comprehensive income	(68)	45	(1)	5	–	(19)
Premises and equipment and intangibles	(784)	–	(82)	30	–	(836)
Pension and post-employment related	592	(796)	45	(4)	–	(163)
Other	47	(12)	(29)	3	(5)	4
	$2,527	$(740)	$204	$(49)	$(5)	$1,937
Comprising
Deferred tax assets	$2,579					$2,011
Deferred tax liabilities	(52)					(74)
	$2,527					$1,937

	As at and for the year ended October 31, 2020

(Millions of Canadian dollars)	Net asset beginning of period	Change through equity	Change through profit or loss	Exchange rate differences	Other	Net asset end of period
Net deferred tax asset/(liability)
Allowance for credit losses	$716	$–	$646	$–	$–	$1,362
Deferred compensation	1,246	(7)	19	11	–	1,269
Business realignment charges	10	–	(1)	–	–	9
Tax loss and tax credit carryforwards	202	–	2	–	–	204
Deferred (income) expense	(15)	5	(93)	(1)	–	(104)
Financial instruments measured at fair value through other comprehensive income	(43)	(23)	(2)	–	–	(68)
Premises and equipment and intangibles	(831)	–	60	(10)	(3)	(784)
Pension and post-employment related	631	20	(59)	–	–	592
Other	29	4	18	(4)	–	47
	$1,945	$(1)	$590	$(4)	$(3)	$2,527
Comprising
Deferred tax assets	$2,027					$2,579
Deferred tax liabilities	(82)					(52)
	$1,945					$2,527

The tax loss and tax credit carryforwards amount of deferred tax assets primarily relates to losses and tax credits in our Canadian, U.S., and Caribbean operations. Deferred tax assets of $242 million were recognized at October 31, 2021 (October 31, 2020 – $204 million) in respect of tax losses and tax credits incurred in current or preceding years for which recognition is dependent on the projection of future taxable profits. Management’s forecasts support the assumption that it is probable that the results of future operations will generate sufficient taxable income to utilize the deferred tax assets. The forecasts rely on continued liquidity and capital support to our business operations, including tax planning strategies implemented in relation to such support.
As at October 31, 2021, unused tax losses and tax credits of $384 million and $207 million (October 31, 2020 – $389 million and $305 million) available to be offset against potential tax adjustments or future taxable income were not recognized as deferred tax assets. There are no unused tax losses that will expire within one year (October 31, 2020 –
$nil), $2

million that will expire in two to four years (October 31, 2020 –

$10 million) and $382
million that will expire after four years (October 31, 2020 –
$379 million). There are no tax credits that will expire in one year (October 31, 2020 – $nil), $115 million that will expire in two to four years (October 31, 2020 – $143 million) and $92 million that will expire after four years (October 31, 2020 – $162 million).
The amount of temporary differences associated with investments in subsidiaries, branches and associates and interests in joint ventures for which deferred tax liabilities have not been recognized in the parent bank is $20 billion as at October 31, 2021 (October 31, 2020 – $22 billion).
Tax examinations and assessments
During the year, we received reassessments from the Canada Revenue Agency (CRA), in respect of the 2015 and 2016 taxation years, which suggest that Royal Bank of Canada owes additional taxes of approximately $635 million as they denied the deductibility of certain dividends. The reassessments received during the year are consistent with the reassessments received for taxation years 2012 to 2014 of approximately $756 million of additional income taxes and the reassessments received for taxation years 2009 to 2011 of approximately $434 million of additional income taxes and interest in respect of the same matter. These amounts represent the maximum additional taxes owing for those years.
Legislative amendments introduced in the 2015 Canadian Federal Budget resulted in disallowed deduction of dividends from transactions with Taxable Canadian Corporations including those hedged with Tax Indifferent Investors, namely pension funds and non-resident entities with prospective application effective May 1, 2017. The dividends to which the reassessments relate include both dividends in transactions similar to those which are the target of the 2015 legislative amendments and dividends which are unrelated to the legislative amendments.
It is possible that the CRA will reassess us for significant additional income tax for subsequent years on the same basis. In all cases, we are confident that our tax filing position was appropriate and intend to defend ourselves vigorously.